Goodwill, Intangible and Long-Lived Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Carrying value of intangible assets
Weighted-average amortization period	11	11	9
Gross	$ 383,487	$ 361,603	$ 308,884
Accumulated amortization	(237,736)	(228,633)	(199,692)
Net value	145,751	132,970	109,192
Trademarks with indefinite lives	160,122	187,534	170,221
Total intangible assets	305,873	320,504	279,413
Software [Member]
Carrying value of intangible assets
Weighted-average amortization period	7	8	9
Gross	109,401	107,141	90,263
Accumulated amortization	(60,030)	(57,480)	(47,140)
Net value	49,371	49,661	43,123
All Other [Member]
Carrying value of intangible assets
Weighted-average amortization period	13	13	10
Gross	274,086	254,462	218,621
Accumulated amortization	(177,706)	(171,153)	(152,552)
Net value	$ 96,380	$ 83,309	$ 66,069